UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03235

FMI Common Stock Fund, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 92.9%(a)
COMMERCIAL SERVICES SECTOR - 6.3%
	Advertising/Marketing Services - 1.8%
1,516,000	Harte-Hanks, Inc.	$15,842,200
	Miscellaneous Commercial Services - 3.8%
731,000	Cintas Corp.	17,522,070
364,000	Gartner, Inc. *	8,463,000
545,000	TeleTech Holdings, Inc. *	7,025,050
		33,010,120
	Personnel Services - 0.7%
405,350	Korn/Ferry International *	5,634,365
CONSUMER DURABLES SECTOR - 0.9%
	Automotive Aftermarket - 0.3%
83,950	CLARCOR Inc.	2,981,904
	Other Consumer Specialties - 0.6%
208,950	Mine Safety Appliances Co.	5,177,781
CONSUMER NON-DURABLES SECTOR - 1.1%
	Food: Specialty/Candy - 1.1%
381,000	Flowers Foods, Inc.	9,307,830
CONSUMER SERVICES SECTOR - 2.6%
	Publishing: Books/Magazines - 2.6%
719,000	Meredith Corp.	22,382,470
DISTRIBUTION SERVICES SECTOR - 10.4%
	Electronics Distributors - 5.2%
1,303,000	Arrow Electronics, Inc. *	29,122,050
648,000	ScanSource, Inc. *	16,154,640
		45,276,690
	Medical Distributors - 3.5%
1,059,000	Patterson Companies Inc.	30,213,270
	Wholesale Distributors - 1.7%
269,000	United Stationers Inc. *	14,652,430
ELECTRONIC TECHNOLOGY SECTOR - 2.3%
	Aerospace & Defense - 2.3%
326,000	Alliant Techsystems Inc. *	20,231,560
ENERGY MINERALS SECTOR - 2.7%
	Oil & Gas Production - 2.7%
598,000	SM Energy Co.	24,015,680
FINANCE SECTOR - 15.0%
	Insurance Brokers/Services - 3.6%
1,286,000	Arthur J. Gallagher & Co.	31,352,680
	Investment Managers - 2.7%
393,000	Affiliated Managers Group, Inc. *	23,882,610
	Life/Health Insurance - 3.1%
1,254,000	Protective Life Corp.	26,823,060
	Property/Casualty Insurance - 4.1%
435,550	Old Republic International Corp.	5,283,221
1,135,000	W.R. Berkley Corp.	30,032,100
		35,315,321
	Real Estate Development - 1.5%
576,000	The St. Joe Co. *	13,340,160
HEALTH SERVICES SECTOR - 2.6%
	Health Industry Services - 2.6%
447,000	Covance Inc. *	22,940,040
HEALTH TECHNOLOGY SECTOR - 7.2%
	Medical Specialties - 7.2%
424,000	Beckman Coulter, Inc.	25,562,960
142,000	Bio-Rad Laboratories, Inc. *	12,281,580
718,000	CareFusion Corp. *	16,298,600
228,000	West Pharmaceutical Services, Inc.	8,319,720
		62,462,860
INDUSTRIAL SERVICES SECTOR - 4.2%
	Oilfield Services/Equipment - 4.2%
563,000	Bristow Group, Inc. *	16,552,200
632,000	Dresser-Rand Group, Inc. *	19,939,600
		36,491,800
MISCELLANEOUS SECTOR - 1.2%
	Investment Trusts/Mutual Funds - 1.2%
345,000	PICO Holdings, Inc. *	10,339,650
NON-ENERGY MINERALS SECTOR - 1.7%
	Construction Materials - 1.7%
573,600	Eagle Materials Inc.	14,873,448
PROCESS INDUSTRIES SECTOR - 8.6%
	Chemicals: Specialty - 2.4%
414,000	Sigma-Aldrich Corp.	20,629,620
	Containers/Packaging - 4.3%
557,000	AptarGroup, Inc.	21,065,740
624,000	Bemis Company, Inc.	16,848,000
		37,913,740
	Industrial Specialties - 1.9%
538,000	Valspar Corp.	16,204,560
PRODUCER MANUFACTURING SECTOR - 6.1%
	Electrical Products - 2.2%
1,257,000	Molex Inc. Cl A	19,420,650
	Industrial Conglomerates - 0.3%
47,200	SPX Corp.	2,492,632
	Industrial Machinery - 1.0%
333,000	Woodward Governor Co.	8,501,490
	Miscellaneous Manufacturing - 2.6%
621,000	Carlisle Companies Inc.	22,436,730
RETAIL TRADE SECTOR - 9.0%
	Discount Stores - 2.7%
627,000	Family Dollar Stores, Inc.	23,631,630
	Food Retail - 2.8%
466,650	Ruddick Corp.	14,461,484
982,000	Winn-Dixie Stores, Inc. *	9,466,480
		23,927,964
	Specialty Stores - 3.5%
394,000	Group 1 Automotive, Inc. *	9,270,820
709,000	PetSmart, Inc.	21,390,530
		30,661,350
TECHNOLOGY SERVICES SECTOR - 6.2%
	Data Processing Services - 3.4%
786,000	Broadridge Financial Solutions Inc.	14,973,300
401,000	DST Systems, Inc.	14,492,140
		29,465,440
	Information Technology Services - 2.8%
1,009,000	Jack Henry & Associates, Inc.	24,094,920
TRANSPORTATION SECTOR - 4.8%
	Marine Shipping - 2.2%
507,000	Kirby Corp. *	19,392,750
	Trucking - 2.6%
685,000	J.B. Hunt Transport Services, Inc.	22,378,950
	Total common stocks (cost $733,855,737)	807,700,355

SHORT-TERM INVESTMENTS - 7.7%(a)
	Commercial Paper - 7.7%
$66,500,000	U.S. Bank, N.A., 0.10%, due 07/01/10	66,500,000
	Total commercial paper (cost 66,500,000)	66,500,000
	Total short-term investments (cost $66,500,000)	66,500,000
	Total investments - 100.6% (cost $800,355,737)	874,200,355
	Liabilities, less cash and receivables - (0.6%) (a)	(4,793,787)
	TOTAL NET ASSETS - 100.0%	$869,406,568

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

As of June 30, 2010, investment cost for federal tax purposes was $800,355,737 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$115,180,424
Aggregate gross unrealized depreciation	(41,335,806)
Net unrealized appreciation	$73,844,618	+

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent semi-annual or annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$807,700,355

Level 2 – Short Term Commercial Paper	66,500,000
Level 3 –	—
Total	$874,200,355

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)) .

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FMI Common Stock Fund, Inc.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President

Date   July 21, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President

Date   July 21, 2010

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, Treasurer

Date   July 21, 2010